Label	Element	Value
Dimensional U.S. Equity Market ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Dimensional U.S. Equity Market ETF
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The investment objective of the Dimensional U.S. Equity Market ETF (the “US Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 3% of the average value of its investment portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	oef_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs whether you sell or hold your shares would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP’s (the “Advisor”) tax management strategies for the US Equity ETF are designed to maximize the after tax value of a shareholder’s investment. Generally, the Advisor buys and sells securities for the Portfolio with the goals of: (i) delaying and minimizing the realization of net capital gains (e.g., selling stocks with capital losses to offset gains, realized or anticipated); and (ii) maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

To achieve the US Equity ETF’s investment objective, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s design emphasizes long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The US Equity ETF, using a market capitalization weighted approach, is designed to generally purchase a broad and diverse group of equity securities of U.S. companies. A company’s market capitalization is the number of its shares outstanding times its price per share. The Portfolio may subtly emphasize certain stocks, including smaller capitalization companies, lower relative price stocks, and/or higher profitability stocks as compared to their representation in the U.S. market. Under a market capitalization weighted approach, companies with higher market capitalizations generally represent a larger proportion of the Portfolio than companies with relatively lower market capitalizations. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios. An equity issuer is considered to have high profitability because it has high earnings or profits from operations in relation to its book value or assets. The criteria the Advisor uses for assessing relative price and profitability are subject to change from time to time.

The Advisor may also increase or reduce the US Equity ETF’s exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and short-run reversals. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

As a non-fundamental policy, under normal circumstances, the US Equity ETF will invest at least 80% of its net assets in securities of U.S. companies. The Advisor generally defines a U.S. company as one that is listed and principally traded on a securities exchange in the United States that is deemed appropriate by the Advisor. The Advisor considers companies of all market capitalizations for purchase by the Portfolio.

The US Equity ETF may purchase or sell futures contracts and options on futures contracts for U.S. equity securities and indices, to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The US Equity ETF may lend its portfolio securities to generate additional income.

The US Equity ETF is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).

Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year. The table illustrates how annualized returns for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results. The returns shown for periods ending on or prior to June 11, 2021 are those of the predecessor fund. Returns of the Portfolio will be different from the returns of the predecessor fund as they have different expenses. Performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The Portfolio has adopted the performance of the Tax-Managed U.S. Equity Portfolio (the predecessor fund) as the result of a reorganization of the predecessor fund into the Portfolio, which was consummated after the close of business on June 11, 2021 (the “Reorganization”).Prior to the Reorganization, the Portfolio had not yet commenced operations. The bar chart shows the changes in the Portfolio’s (and the predecessor fund’s) performance from year to year.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.dimensional.com/us-en/funds
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Portfolio’s (and the predecessor fund’s) past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	oef_BarChartHeading	Dimensional U.S. Equity Market ETF —Total Returns
Performance Table Heading	oef_PerformanceTableHeading	Annualized Returns (%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Dimensional U.S. Equity Market ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Dimensional U.S. Equity Market ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Dimensional U.S. Equity Market ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Dimensional U.S. Equity Market ETF | Equity Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of equity securities, and a fund that owns them, to rise or fall. Stock markets are volatile, with periods of rising prices and periods of falling prices.

Dimensional U.S. Equity Market ETF | Small and Mid-Cap Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Dimensional U.S. Equity Market ETF | Tax-Management Strategy Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

Dimensional U.S. Equity Market ETF | Market Trading Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Market Trading Risk: Active trading markets for a fund’s shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in a fund’s shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of a fund’s shares will continue to be met. Additionally, in stressed market conditions, the market for a fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of a fund’s shares and their underlying value as well as an increase in a fund’s shares’ bid-ask spread.

Dimensional U.S. Equity Market ETF | Premium/Discount Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Premium/Discount Risk: The net asset value (“NAV”) of a fund’s shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Dimensional U.S. Equity Market ETF | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Dimensional U.S. Equity Market ETF | Securities Lending Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Dimensional U.S. Equity Market ETF | Operational Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Dimensional U.S. Equity Market ETF | Cyber Security Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

Dimensional U.S. Equity Market ETF | Russell 3000® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 3000® Index
Dimensional U.S. Equity Market ETF | Russell 3000® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.29%
Dimensional U.S. Equity Market ETF | Dimensional U.S. Equity Market ETF
Risk/Return:	oef_RiskReturnAbstract
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.09%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 9
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	29
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	51
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 115
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	21.91%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(20.77%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.61%
Annual Return [Percent]	oef_AnnlRtrPct	12.68%
Annual Return [Percent]	oef_AnnlRtrPct	21.44%
Annual Return [Percent]	oef_AnnlRtrPct	(5.39%)
Annual Return [Percent]	oef_AnnlRtrPct	30.92%
Annual Return [Percent]	oef_AnnlRtrPct	20.66%
Annual Return [Percent]	oef_AnnlRtrPct	26.85%
Annual Return [Percent]	oef_AnnlRtrPct	(18.37%)
Annual Return [Percent]	oef_AnnlRtrPct	26.39%
Annual Return [Percent]	oef_AnnlRtrPct	24.40%
Annual Return [Percent]	oef_AnnlRtrPct	17.45%
Dimensional U.S. Equity Market ETF | Dimensional U.S. Equity Market ETF | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.19%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.21%
Dimensional U.S. Equity Market ETF | Dimensional U.S. Equity Market ETF | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.21%